                            -  BT PYRAMID MUTUAL FUNDS  -

                          ---------------------------------

                              BT INVESTMENT LIMITED TERM
                           U.S. GOVERNMENT SECURITIES FUND

                          ---------------------------------

                                    ANNUAL REPORT
                                   ----------------
                                   SEPTEMBER - 1997

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . .3

BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . .5
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . .5
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . .6
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .7
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .8
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .9

SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO
  Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . . 10
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . 11
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . 11
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . 12
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . 13
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . 14

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Investment Limited Term U.S. Government Securities Fund, providing a review of the market, the portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") returned 6.22%* for the twelve months ended September 30, 1997, as compared to 6.88% for the Lehman 1-3 Year Government Obligations Index** and 6.99% for the Lipper Short/Intermediate U.S. Government Funds Average+. Since its inception on August 24, 1992, the Fund delivered a total return of 27.79% cumulatively, or 4.92% annualized as of September 30, 1997. For the 5-year period ended September 30, 1997, the Fund was up 4.74%.

MARKET ACTIVITY
During the Fund's fiscal year, the U.S. Treasury market may best be described as a roller coaster. It began with a rally as market participants adopted the view that the U.S. economy was growing at a modest pace and inflation was benign. Then, as a number of economic statistics signaled accelerating growth and investors began to anticipate an official rate increase by the Federal Reserve Board at its March 25th meeting, the overall U.S. Treasury market experienced a sell off, and yields at the short end of the curve rose. Following the official rate increase, continued benign inflation and slower growth in the second calendar quarter put investors' expectations of Federal Reserve Board activity on hold, and the U.S. Treasury market rallied again. Except for one brief interruption in early August, the rally continued through the end of the fiscal
year.   In fact, when the Producer Price data was released on September 12th and was much better than market participants had expected, this indication of continued lack of inflation in the pipeline led the Treasury market to its second largest one-day rally ever, of 2.48%.

--------------------------------------------------------------------------------
                                      OBJECTIVE
Seeks high level of current income with the preservation of capital.
--------------------------------------------------------------------------------

From March 31, 1997 through September 30, 1997, the 2-year Treasury bond yield dropped 0.63%, and the 5-year Treasury bond yield rallied even more dramatically, dropping 0.76%. This movement flattened the yield curve, narrowing the 2 to 5 year spread from 0.34% at March 31 to 0.21% at the Fund's fiscal year end on September 30.

We believe that the economy is operating at or near full capacity, as indicated by a falling unemployment rate and a rising capacity utilization rate. While this environment cannot persist indefinitely, increased productivity, dampened wage pressures, and deficiency in pricing power may be mitigating factors that help explain the lack of apparent inflation pressures. Other factors may also be supporting the Treasury market. For example, real yields have remained relatively constant during the last few months of the fiscal year, while inflation expectations have declined, which has helped to reduce nominal yields. Further, with the U.S. Treasury deficit in a cyclical downtrend, the prospect of a significant decrease in Treasury supply going forward is giving the market a technical lift.

INVESTMENT REVIEW
The Fund underperformed its benchmark and its category average for the annual period. This underperformance can be attributed almost exclusively to the second half of the Fund's fiscal year, when our duration positioning was shorter than the benchmark in anticipation of further Federal Reserve Board action. We believed that if economic activity were reignited, and wage pressures or other signs of incipient inflation were released, it would likely prompt the Fed to move in August or September. However, the Federal Reserve Board remained on hold, with no change in monetary policy at the August or September meetings, and interest rates, in fact, went down.

Given this outlook, we moved from a neutral duration of 1.75 years at the start of the fiscal year to a duration of 1.46 years at the end of March and stayed in a somewhat defensive posture for most of the second half of the year. As a result, the Fund did not benefit fully from the market's rally during this period. However, once we saw that the Fed was not tightening monetary policy again, we lengthened duration to a neutral stance again toward the end of the third calendar quarter, and the Fund did benefit from this yield curve positioning, biased for a flatter curve. On September 30, 1997, the Fund had a duration of 1.68 years.

MANAGER OUTLOOK
Looking ahead, we continue to believe that it will be difficult to sustain the pace of economic growth we have seen over the past four quarters, without some resulting pickup in inflation. Barring some sign of further pressures in the system, however, it seems unlikely that the Fed will raise rates again this calendar year. The extremely benign employment release in early October supports this outlook. Still, we believe that the Fed will continue to be proactive in its conduct of monetary policy, so we plan to take note of early warning signs of mounting pressures in the economy, and manage the Fund to capitalize on this through our discretionary interest rate positioning. As inflation picks up, interest rates are expected to follow, although not to the degree that had been feared earlier.

--------------------------------------------------------------------------------
                                INVESTMENT INSTRUMENTS
Direct obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including repurchase agreements collateralized by U.S. Government obligations. The average weighted maturity of securities will range from two to five years.
--------------------------------------------------------------------------------

We intend to maintain a neutral to slightly longer than the benchmark stance for the near term but to look for an opportunity to move shorter once again should we see early indicators of inflation and rising interest rates.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The Lehman 1-3 Year Government Obligations Index represents Agency and Treasury securities with maturities of 1-3 years. Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       By Asset Type as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [PIE CHART]

U.S. Treasury Notes 93%
Repurchase Agreement 7%

We will also, of course, maintain our long-term perspective for the Fund, as we seek to provide high levels of current income with the preservation of capital.

We value your ongoing support of the BT Investment Limited Term U.S. Government Securities Fund and look forward to serving your investment needs in the years ahead.

                                   /s/ Louis Hudson

                                     Louis Hudson
                               Portfolio Manager of the
               Short/Intermediate U.S. Government Securities Portfolio
                                  September 30, 1997

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND AND THE LEHMAN 1-3 YEAR GOVT. BOND INDEX AS OF AUGUST 31, 1992.

--------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

          One year                                          Since 8/24/92*
             6.22%                                                 4.92%**

*    The Fund's inception date.
**   Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------



[GRAPH]
                         BT Investment Limited       Lehman 1-3
                       Term U.S. Govt. Securities    Year Govt.
                             Fund - $12,743       Bond Index - $13,090
                       -------------------------- --------------------
Aug-92                             10000               10000
Sep-92                             10111               10094
Dec-92                             10044               10115
Mar-93                             10310               10333
Jun-93                             10404               10448
Sep-93                             10613               10592
Dec-93                             10666               10659
Mar-94                             10597               10607
Jun-94                             10614               10607
Sep-94                             10630               10714
Dec-94                             10659               10714
Mar-95                             10958               11070
Jun-95                             11307               11421
Sep-95                             11440               11591
Dec-95                             11704               11876
Mar-96                             11742               11921
Jun-96                             11846               12046
Sep-96                             11996               12247
Dec-96                             12224               12479
Mar-97                             12273               12559
Jun-97                             12556               12838
Sep-97                             12743               13090

              Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investment in Short/Intermediate U.S. Government Securities Portfolio, at Value. . . . . . . . . . . . . . . . . .   $57,160,106
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,057
  Prepaid Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,738
                                                                                                                       -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    57,174,901
                                                                                                                       -----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,337
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        37,719
  Dividends Payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,539
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,438
                                                                                                                       -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        69,033
                                                                                                                       -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $57,105,868
                                                                                                                       -----------
                                                                                                                       -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $56,910,643
  Accumulated Net Realized Loss from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (307,921)
  Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       503,146
                                                                                                                       -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $57,105,868
                                                                                                                       -----------
                                                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . . . .   $      9.86
                                                                                                                       -----------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). . . .     5,790,160
                                                                                                                       -----------
                                                                                                                       -----------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Short/Intermediate U.S. Government Securities Portfolio, net . . . . . . . . . . . . . . . .   $ 3,093,324
                                                                                                                       -----------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       161,604
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,206
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,000
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,745
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,140
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,421
                                                                                                                       -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       221,116
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (59,512)
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       161,604
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,931,720
                                                                                                                       -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       135,150
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       236,751
                                                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       371,901
                                                                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 3,303,621
                                                                                                                       -----------
                                                                                                                       -----------
                    See Notes to Financial Statements on Page 8


--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                FOR THE           FOR THE PERIOD
                                                                                               YEAR ENDED       JANUARY 1, 1996 TO
                                                                                           SEPTEMBER 30, 1997   SEPTEMBER 30, 1996*
                                                                                          ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$        2,931,720    $        1,515,597
  Net Realized Gain (Loss) from Investment Transactions. . . . . . . . . . . . . . . . . .           135,150              (405,643)
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . .           236,751                23,331
                                                                                          ------------------    ------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .         3,303,621             1,133,285
                                                                                          ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2,931,720)           (1,515,597)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . .                --              (113,083)
                                                                                          ------------------    ------------------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2,931,720)           (1,628,680)
                                                                                          ------------------    ------------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 3)
  Net Proceeds from Shares Issued in Merger Transactions . . . . . . . . . . . . . . . . .                --            26,715,127
  Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest . . .         4,997,304            (4,352,961)
                                                                                          ------------------    ------------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . . .         4,997,304            22,362,166
                                                                                          ------------------    ------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,369,205            21,866,771

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,736,663            29,869,892
                                                                                          ------------------    ------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$       57,105,868    $       51,736,663
                                                                                          ------------------    ------------------
                                                                                          ------------------    ------------------

* On February 9, 1996, the Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.

                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the BT Investment Limited Term U.S. Government Securities Fund.



                                                                                                          FOR THE YEARS ENDED
                                                        FOR THE              FOR THE PERIOD                   DECEMBER 31,
                                                       YEAR ENDED          JANUARY 1, 1996 TO      -------------------------------
                                                    SEPTEMBER 30, 1997     SEPTEMBER 30, 1996*     1995         1994         1993
                                                    ------------------     -------------------     -------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .     $9.80                    $9.96           $9.61        $10.06        $9.93
                                                         -----                    -----           -----        ------        -----
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . .      0.53                     0.38            0.57          0.44         0.41
  Net Realized and Unrealized Gain (Loss) from
  Investment Transactions. . . . . . . . . . . . . .      0.06                    (0.14)           0.35         (0.45)        0.20
                                                         -----                    -----           -----        ------        -----
Total Income (Loss) from Investment Operations . . .      0.59                     0.24            0.92         (0.01)        0.61
                                                         -----                    -----           -----        ------        -----
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . .     (0.53)                   (0.38)          (0.57)        (0.44)       (0.41)
  Net Realized Gain from Investment Transactions . .        --                    (0.02)             --            --        (0.07)
                                                         -----                    -----           -----        ------        -----
Total Distributions. . . . . . . . . . . . . . . . .     (0.53)                   (0.40)          (0.57)        (0.44)       (0.48)
                                                         -----                    -----           -----        ------        -----
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .     $9.86                    $9.80           $9.96         $9.61       $10.06
                                                         -----                    -----           -----        ------        -----
                                                         -----                    -----           -----        ------        -----
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .      6.22%                    2.50%           9.81%       (0.08)%        6.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .   $57,106                  $51,737         $29,870       $31,302       $3,462
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .      5.44%                    5.22%**         5.81%         4.69%        4.35%
    Expenses, Including Expenses of the Short/
      Intermediate U.S. Government Securities
       Portfolio . . . . . . . . . . . . . . . . . .      0.60%                    0.60%**         0.60%         0.60%        0.60%
    Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust . . . . . . . . . . . . . . . .      0.15%                    0.40%**         0.24%         0.34%        1.43%

 ------------------
* On February 9, 1996, the Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.
**   Annualized

                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
The Fund declares dividends daily and pays these dividends monthly from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1997, $124,047 of net realized loss was reclassified from accumulated net realized loss to paid-in-capital.

For the year ended September 30, 1997, the Fund has a capital loss carry forward of $302,939 of which expires in 2004.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended September 30, 1997, this fee aggregated $161,604.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1997, expenses of the Fund have been reduced by $59,512.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               FOR THE                  FOR THE PERIOD
                             YEAR ENDED               JANUARY 1, 1996 TO
                        SEPTEMBER 30, 1997           SEPTEMBER 30, 1996**
                     ------------------------      ------------------------
                       SHARES        AMOUNT          SHARES        AMOUNT
                     ---------    -----------      ---------    -----------

Sold*                2,309,983    $22,661,137      3,817,849    $37,544,648
Reinvested             287,967      2,832,604        162,886      1,602,240
Redeemed            (2,085,611)   (20,496,437)    (1,703,203)   (16,784,722)
                     ---------    -----------      ---------    -----------
Net Increase           512,339    $ 4,997,304      2,277,532    $22,362,166
                     ---------    -----------      ---------    -----------
                     ---------    -----------      ---------    -----------

--------------
* On June 5, 1996, the BT Investment Limited Term U.S. Government Securities Fund acquired the assets of BT Investment Short/Intermediate U.S. Government Securities Fund in exchange for 2,720,481 shares of beneficial interest at the net asset value of $9.82 per share amounting to $26,715,127.

** On February 9, 1996, the Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Limited Term U.S. Government Securities Fund (one of the Funds comprising BT Pyramid Mutual Funds) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the nine month period ended September 30, 1996 and the financial highlights for the year ended September 30, 1997, the period January 1, 1996 to September 30, 1996 and the years ended December 31, 1995, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Limited Term U.S. Government Securities Fund of BT Pyramid Mutual Funds as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended September 30, 1997 and the nine month period ended September 30, 1996, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  Principal
   Amount                        Description                         Value
   ------                        -----------                         -----

                  U.S. GOVERNMENT & AGENCY
                  OBLIGATIONS - 92.79%
                  U.S. TREASURY NOTES - 92.79%
  $  9,370,000   6.00%, 9/30/98. . . . . . . . . . . . . . . .   $  9,402,199
    10,740,000   5.00%, 1/31/99. . . . . . . . . . . . . . . .     10,639,326
    19,530,000   5.875%, 8/31/99 . . . . . . . . . . . . . . .     19,548,285
    11,600,000   6.00%, 8/15/00. . . . . . . . . . . . . . . .     11,639,860
     1,820,000   5.875%, 9/30/02 . . . . . . . . . . . . . . .      1,810,329
                                                                 ------------

TOTAL  U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $52,849,115) . . . . . . . . . . . . . . . . . . . . .     53,039,999
                                                                 ------------
  Principal
   Amount                        Description                         Value
   ------                        -----------                         -----

                 SHORT-TERM INSTRUMENT - 6.78%
                 REPURCHASE AGREEMENT - 6.78%
$3,872,212       Repurchase Agreement with Sanwa Bank, dated
                    9/30/97, 6.02%. Principal and Interest in
                    the Amount of $3,872,860, due 10/01/97.
                    (Collateralized by U.S. Treasury Notes, Par
                    Value $3,924,000, 5.00% due 1/31/98, Value
                    of $3,951,617) (Cost $3,872,212) . . . . .   $  3,872,212
                                                                 ------------

TOTAL INVESTMENTS (Cost $56,721,327) . . . . . . . .  99.57%       56,912,211
Other Assets in Excess of Liabilities. . . . . . . .   0.43%          248,026
                                                     -------     ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . 100.00%     $ 57,160,237
                                                     -------     ------------
                                                     -------     ------------

                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $56,721,327). . . . . . . . .    $56,912,211
  Interest Receivable and Other. . . . . . . . . . . . . . . .        272,299
                                                                  -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .     57,184,510
                                                                  -----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . .         13,438
  Accrued Expenses and Other . . . . . . . . . . . . . . . . .         10,835
                                                                  -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .         24,273
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $57,160,237
                                                                  -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . .    $56,969,353
  Net Unrealized Appreciation on Investments . . . . . . . . .        190,884
                                                                  -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $57,160,237
                                                                  -----------
                                                                  -----------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 3,255,411
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . .        135,067
  Administration and Services Fees . . . . . . . . . . . . . .         27,013
  Professional Fees. . . . . . . . . . . . . . . . . . . . . .         20,677
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . .          2,100
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . .        184,857
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . .        (22,777)
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . .        162,080
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .      3,093,331
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . .        135,146
  Net Change in Unrealized Appreciation on Investments . . . .        236,751
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . .        371,897
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .    $ 3,465,228
                                                                  -----------
                                                                  -----------

                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                  FOR THE         FOR THE PERIOD
                                                                                                 YEAR ENDED     JANUARY 1, 1996 TO
                                                                                            SEPTEMBER 30, 1997  SEPTEMBER 30, 1996*
                                                                                            ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $        3,093,331  $        2,201,579
  Net Realized Gain (Loss) from Investment Transactions. . . . . . . . . . . . . . . . . .             135,146            (543,943)
  Net Change in Unrealized Appreciation (Depreciation) on Investments. . . . . . . . . . .             236,751            (220,154)
                                                                                            ------------------  ------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .           3,465,228           1,437,482
                                                                                            ------------------  ------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,970,677          46,130,920
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (23,499,793)        (50,522,190)
                                                                                            ------------------  ------------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . . . . . . . . . .           1,470,884          (4,391,270)
                                                                                            ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           4,936,112          (2,953,788)
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,224,125          55,177,913
                                                                                            ------------------  ------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       57,160,237  $       52,224,125
                                                                                            ------------------  ------------------
                                                                                            ------------------  ------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

                                                                                                 FOR THE YEARS ENDED
                                                 FOR THE            FOR THE PERIOD                  DECEMBER 31,
                                                YEAR ENDED        JANUARY 1, 1996 TO       ------------------------------
                                             SEPTEMBER 30, 1997   SEPTEMBER 30, 1996*       1995       1994         1993
                                             ------------------   ------------------        ----       ----         ----
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) .      $57,160              $52,224             $55,178     $47,721    $17,729
  Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . .        5.73%                5.46%**             6.09%       4.91%      4.25%
   Expenses. . . . . . . . . . . . . . . . .        0.30%                0.30%**             0.30%       0.30%      0.30%
   Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . .        0.04%                0.05%**             0.05%       0.09%      0.25%
  Portfolio Turnover Rate. . . . . . . . . .         383%                 314%                246%        202%       267%

------------
* On February 9,1996, the board of Trustees approved the change of the Portfolio's fiscal year end from December 31 to September 30.
**   Annualized

                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata based on ownership percentage among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $27,013.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $135,067.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced by $22,777.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations for the year ended September 30, 1997 were $190,333,114 and $185,189,515, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997 was $56,726,308. The aggregate gross unrealized appreciation for all investments was $187,771 and the aggregate gross unrealized depreciation for all investments was $1,868.

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Short/Intermediate U.S. Government Securities Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Short/Intermediate U.S. Government Securities Portfolio as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the nine month period ended September 30, 1996 and the financial highlights for the year ended September 30, 1997, the period January 1, 1996 to September 30, 1996 and the years ended December 31, 1995, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended September 30, 1997 and the nine month period ended September 30, 1996, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

                          This page intentionally left blank

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.